                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2014
                                      FOR
           HARTFORD LIFE AND HARTFORD LIFE AND ANNUITY OMNISOURCE(R)
            GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

We no longer file fully updated prospectuses and statements of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above products. However, in order to provide you with updated information that would have been included in the updated prospectuses and SAIs, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance products listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2013. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to Philadelphia Financial Administration Services Company, LLC, 100 Campus Drive, Suite 250, Florham Park, NJ 07932

1. FUND DATA

The following is a current list of the Investment Divisions and Portfolios included in this product:

Alger Large Cap Growth Investment Division                        Class I-2 of the Alger Large Cap Growth Portfolio of The Alger
                                                                  Portfolios
Alger Small Cap Growth Investment Division                        Class I-2 of the Alger Small Cap Growth Portfolio of The Alger
                                                                  Portfolios
American Funds Asset Allocation Investment Division               Class 2 of the Asset Allocation Fund(SM) of American Funds
                                                                  Insurance Series(R)
American Funds Global Growth Investment Division                  Class 2 of the Global Growth Fund(SM) of American Funds Insurance
                                                                  Series(R)
American Funds Global Small Capitalization Investment Division    Class 2 of the Global Small Capitalization Fund(SM) of American
                                                                  Funds Insurance Series(R)
American Funds Growth Investment Division                         Class 2 of the Growth Fund(SM) of American Funds Insurance
                                                                  Series(R)
American Funds International Investment Division                  Class 2 of the International Fund(SM) of American Funds Insurance
                                                                  Series(R)

DWS Equity 500 Index Investment Division                        Class A of the DWS Equity 500 Index VIP of the DWS
                                                                Investments VIT Funds
DWS Small Cap Index Investment Division                         Class A of the DWS Small Cap Index VIP of the DWS Investments
                                                                VIT Funds
Fidelity VIP Equity-Income Investment Division (Effective July  Initial Class of the Equity-Income Portfolio of the Fidelity
5, 2000, closed to new and subsequent premium payments and      Variable Insurance Products
transfer of Investment Value)
Fidelity VIP High Income Investment Division (Effective July    Initial Class of the High Income Portfolio of the Fidelity
5, 2000, closed to new and subsequent premium payments and      Variable Insurance Products
transfer of Investment Value)
Fidelity VIP Money Market Investment Division                   Initial Class of the Money Market Portfolio of the Fidelity
                                                                Variable Insurance Products
Franklin Rising Dividends VIP Investment Division (formerly     Class 2 of the Franklin Rising Dividends VIP Fund of the
named "Franklin Rising Dividends Securities Investment          Franklin Templeton Variable Insurance Products Trust
Division")                                                      (formerly named "Franklin Rising Dividends Securities Fund")
Franklin Small Cap Value VIP Investment Division (formerly      Class 2 of the Franklin Small Cap Value VIP Fund of the
named "Franklin Small Cap Value Securities Investment           Franklin Templeton Variable Insurance Products Trust
Division")                                                      (formerly named "Franklin Small Cap Value Securities Fund")
Franklin Small-Mid Cap Growth VIP Investment Division           Class 2 of the Franklin Small-Mid Cap Growth VIP Fund of the
(formerly named "Franklin Small-Mid Cap Growth Securities       Franklin Templeton Variable Insurance Products Trust
Investment Division")                                           (formerly named "Franklin Small-Mid Cap Growth Securities
                                                                Fund")
Franklin Strategic Income VIP Investment Division (formerly     Class 1 of the Franklin Strategic Income VIP Fund of the
"Franklin Strategic Income Securities Investment Division")     Franklin Templeton Variable Insurance Products Trust
                                                                (formerly named "Franklin Strategic Income Securities Fund")
Franklin Mutual Shares VIP Investment Division (formerly named  Class 2 of the Franklin Mutual Shares VIP Fund of the
"Mutual Shares Securities Investment Division")                 Franklin Templeton Variable Insurance Products Trust
                                                                (formerly named "Mutual Shares Securities Fund")
Templeton Foreign VIP Investment Division (formerly named       Class 2 of the Templeton Foreign VIP Fund of the Franklin
"Templeton Foreign Securities Investment Division")             Templeton Variable Insurance Products Trust (formerly
                                                                "Templeton Foreign Securities Fund")
Templeton Growth VIP Investment Division (formerly named        Class 2 of the Templeton Growth VIP Fund of the Franklin
"Templeton Growth Securities Investment Division")              Templeton Variable Insurance Products Trust (formerly named
                                                                "Templeton Growth Securities Fund")
Hartford Balanced HLS Investment Division                       Class IA of Hartford Balanced HLS Fund
Hartford Capital Appreciation Investment Division               Class IA of Hartford Capital Appreciation HLS Fund
Hartford Ultrashort Bond Investment Division (formerly named    Class IA of Hartford Ultrashort Bond HLS Fund (formerly named
"Hartford Money Market Investment Division")                    "Hartford Money Market HLS Fund")
Hartford Stock Investment Division                              Class IA of Hartford Stock HLS Fund
Hartford Total Return Bond Investment Division                  Class IA of Hartford Total Return Bond HLS Fund
Hartford Value Investment Division                              Class IA of Hartford Value HLS Fund
Invesco V.I. Global Core Equity Investment Division(Effective   Series I of the Invesco V.I. Global Core Equity Fund
July 5, 2000, closed to new and subsequent premium payments
and transfer of Investment Value)
Invesco V.I. High Yield Investment Division                     Series I of the Invesco V.I. High Yield Fund
Janus Aspen Balanced Investment Division                        Service Shares of the Balanced Portfolio of the Janus Aspen
                                                                Series
Janus Aspen Enterprise Investment Division                      Service Shares of the Enterprise Portfolio of the Janus Aspen
                                                                Series

Janus Aspen Flexible Bond Investment Division                   Service Shares of the Flexible Bond Portfolio of the Janus
                                                                Aspen Series
Janus Aspen Global Research Investment Division                 Service Shares of the Global Research Portfolio of the Janus
                                                                Aspen Series
Janus Aspen Overseas Investment Division (Effective September   Service Shares of the Overseas Portfolio of the Janus Aspen
1, 2005, closed to new and subsequent premium payments and      Series
transfer of Investment Value)
JPMorgan Insurance Trust Core Bond Investment Division          Class 1 Shares of the Core Bond Portfolio of the JPMorgan
                                                                Insurance Trust
JPMorgan Insurance Trust International Equity Investment        Class 1 Shares of the International Equity Portfolio of the
Division                                                        JPMorgan Insurance Trust
JPMorgan Insurance Trust Small Cap Core Investment Division     Class 1 Shares of the Small Cap Core Portfolio of the
                                                                JPMorgan Insurance Trust
JPMorgan Insurance Trust U.S. Equity Investment Division        Class 1 Shares of the U.S. Equity Portfolio of the JPMorgan
                                                                Insurance Trust
MFS(R) Core Equity Investment Division                          Initial Class of the MFS(R) Core Equity Series of the MFS(R)
                                                                Variable Insurance Trust
MFS(R) Growth Investment Division                               Initial Class of the MFS(R) Growth Series of the MFS(R)
                                                                Variable Insurance Trust
MFS(R) High Yield Investment Division (formerly named "MFS(R)   Initial Class of the MFS(R) High Yield Portfolio of the
High Income Investment Division")                               MFS(R) Variable Insurance Trust II (formerly named "MFS High
                                                                Income Series")
MFS(R) Investors Trust Investment Division                      Initial Class of the MFS(R) Investors Trust Series of the
                                                                MFS(R) Variable Insurance Trust
MFS(R) New Discovery Investment Division                        Initial Class of the MFS(R) New Discovery Series of the
                                                                MFS(R) Variable Insurance Trust
Morgan Stanley UIF Core Plus Fixed Income Investment Division   Class I of the Core Plus Fixed Income Portfolio of The
                                                                Universal Institutional Funds, Inc.
Morgan Stanley UIF Emerging Markets Equity Investment Division  Class I of the Emerging Markets Equity Portfolio of The
                                                                Universal Institutional Funds, Inc.
Morgan Stanley UIF Mid Cap Growth Investment Division           Class 1 of the Mid Cap Growth Portfolio of The Universal
                                                                Institutional Funds, Inc.
Neuberger Berman AMT Balanced Investment Division (Effective    I Class Shares of the Balanced Portfolio of the Neuberger
July 5, 2000, closed to new and subsequent premium payments     Berman Advisers Management Trust
and transfer of Investment Value)
Neuberger Berman AMT Large Cap Value Investment Division        I Class Shares of the Large Cap Value Portfolio of Neuberger
(Effective July 5, 2000, closed to new and subsequent premium   Berman Advisers Management Trust
payments and transfer of Investment Value)

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2013:

                                                    MINIMUM          MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.26%            1.85%
(Expenses that are deducted from
Underlying Fund assets,
including management fees, distribution
and/or service fees, (12b-1) fees and
other expenses)

Refer to the attached updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2013, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $987,963.05 (excluding indirect benefits received by offering HLS Funds as investment options).

3. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

4. PREMIUMS

You may send premium payments to us by means of the following methods:

     By Mail

     Make your check payable to: THE HARTFORD

     Note your Policy/Certificate number on the check and cover letter.

     Mail your check to:

     Attn: Document Controls Services
     The Hartford-(Private Placement Life Insurance)
     1 Griffin Road North
     Windsor, CT 06095-1512

     By Wire

     You may also arrange to pay your premium by wire by calling Philadelphia Financial Administration Services Company, LLC* at 1-800-854-3384.

* Philadelphia Financial Administration Services Company, LLC ("PFASC") is the Third Party Administrator ("TPA") for certain insurance policies issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company ("The Hartford") pursuant to an Administrative Services Agreement. The Hartford and Philadelphia Financial Distribution Company are not affiliated.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Notice, you will continue to receive The Hartford Company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives at Philadelphia Financial Administration Services Company, LLC via telephone at 1-800-854-3384 or via mail at Philadelphia Financial Administration Services Company, LLC, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.